JPMorgan U.S. Sustainable Leaders Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Auto Components — 0.9%
Aptiv plc *	19	1,470
Automobiles — 1.2%
Tesla, Inc. *	8	2,011
Banks — 4.6%
Bank of America Corp.	122	3,686
Citigroup, Inc.	27	1,144
Fifth Third Bancorp	52	1,655
SVB Financial Group *	4	1,253
		7,738
Biotechnology — 1.3%
Amgen, Inc.	9	2,138
Building Products — 2.2%
Trane Technologies plc	26	3,704
Capital Markets — 4.2%
Charles Schwab Corp. (The)	20	1,440
Intercontinental Exchange, Inc.	19	1,731
Morgan Stanley	27	2,125
S&P Global, Inc.	6	1,750
		7,046
Chemicals — 1.5%
Ecolab, Inc.	7	1,067
Linde plc (United Kingdom)	5	1,378
		2,445
Containers & Packaging — 1.1%
Ball Corp.	37	1,785
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	12	687
Diversified Financial Services — 1.4%
Voya Financial, Inc.	39	2,363
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	67	2,557
Electric Utilities — 2.6%
NextEra Energy, Inc.	37	2,901
Xcel Energy, Inc.	21	1,360
		4,261
Electrical Equipment — 2.2%
Eaton Corp. plc	28	3,677
Entertainment — 2.3%
Netflix, Inc. *	7	1,575
Walt Disney Co. (The) *	24	2,253
		3,828

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.	7	1,449
Equinix, Inc.	2	973
Prologis, Inc.	24	2,440
Weyerhaeuser Co.	26	754
		5,616
Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	9	4,472
Food Products — 0.9%
General Mills, Inc.	19	1,455
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp. *	93	3,605
Hologic, Inc. *	22	1,397
		5,002
Health Care Providers & Services — 3.1%
UnitedHealth Group, Inc.	10	5,187
Insurance — 3.4%
Marsh & McLennan Cos., Inc.	9	1,375
MetLife, Inc.	26	1,581
Progressive Corp. (The)	24	2,757
		5,713
Interactive Media & Services — 3.6%
Alphabet, Inc., Class A *	63	6,073
Internet & Direct Marketing Retail — 0.4%
Etsy, Inc. *	7	671
IT Services — 4.0%
Accenture plc, Class A	5	1,217
Mastercard, Inc., Class A	19	5,417
		6,634
Life Sciences Tools & Services — 5.4%
Agilent Technologies, Inc.	13	1,528
IQVIA Holdings, Inc. *	18	3,257
Thermo Fisher Scientific, Inc.	8	4,255
		9,040
Machinery — 3.6%
Deere & Co.	8	2,728
Ingersoll Rand, Inc.	49	2,124
Xylem, Inc.	13	1,139
		5,991
Multiline Retail — 1.2%
Target Corp.	13	1,958
Multi-Utilities — 1.6%
Sempra Energy	17	2,597

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	7	1,451
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	59	4,166
Merck & Co., Inc.	48	4,153
		8,319
Road & Rail — 1.4%
Norfolk Southern Corp.	11	2,252
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc. *	17	1,087
Lam Research Corp.	3	1,082
NVIDIA Corp.	10	1,252
NXP Semiconductors NV (China)	12	1,749
SolarEdge Technologies, Inc. *	4	789
Texas Instruments, Inc.	17	2,619
		8,578
Software — 11.0%
Autodesk, Inc. *	7	1,276
Cadence Design Systems, Inc. *	10	1,670
Coupa Software, Inc. *	12	720
Intuit, Inc.	6	2,301
Microsoft Corp.	53	12,333
		18,300
Specialty Retail — 4.4%
Best Buy Co., Inc.	20	1,295
Home Depot, Inc. (The)	12	3,308
TJX Cos., Inc. (The)	43	2,643
		7,246
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	71	9,910
Seagate Technology Holdings plc	19	1,000
		10,910
Textiles, Apparel & Luxury Goods — 0.3%
VF Corp.	19	563
Total Common Stocks (Cost $170,646)		163,738

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $2,522)	2,521	2,522
Total Investments — 100.0% (Cost $173,168)		166,260
Liabilities in Excess of Other Assets — (0.0)% ^		(5)
NET ASSETS — 100.0%		166,255

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini ESG Equity Index	14	12/16/2022	USD	2,191	(33)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$166,260	$—	$—	$166,260
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(33)	$—	$—	$(33)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$2,533	$15,396	$15,407	$—	$—(c)	$2,522	2,521	$19	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	198	379	577	—	—	—	—	1	—
Total	$2,731	$15,775	$15,984	$—	$—(c)	$2,522		$20	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.